Income taxes	12 Months Ended
Dec. 31, 2025
Major components of tax expense (income) [abstract]
Income taxes	Income taxes
The table below represents income tax (expense) benefit, effective tax rate, deferred tax assets and deferred tax liabilities for the years ending December 31, 2025, 2024 and 2023:

Income tax (expense) benefit	2025	2024	2023
Current tax
Tax expense for the year ................................................................................	$(25)	$(20)	$(16)
Adjustment of tax attributable to previous years ......................................	(1)	—	3
Total .....................................................................................................................	$(26)	$(20)	$(13)

Deferred tax
Deferred tax .......................................................................................................	$(6)	$8	$73
Total .....................................................................................................................	$(6)	$8	$73

Income tax (expense) benefit ...........................................................................	$(32)	$(12)	$60

Effective tax rate	2025	2024	2023
Profit (loss) before taxes .................................................................................	$(241)	$33	$(304)

Income tax calculated in accordance with national tax rates applicable in each country .............................................................................	(21)	(7)	60
Non-taxable revenues .....................................................................................	27	3	2
Non-deductible expenses ...............................................................................	(15)	(37)	(39)
Taxable income not booked in profit or loss ..............................................	(6)	(2)	(7)
Deductible expenses not booked in profit or loss ....................................	7	11	4
Unrecognized taxable losses .........................................................................	(26)	12	(34)
Effect of change in tax rate ............................................................................	1	2	—
Losses carried forward recognized ..............................................................	5	6	72
Adjustments of tax attributable to previous years ....................................	(4)	—	2
Tax (expense) benefit ........................................................................................	$(32)	$(12)	$60

Effective tax rate ................................................................................................	13.4%	(36.7)%	(19.7)%

Deferred taxes	December 31, 2025	December 31, 2024
Deferred tax asset ..........................................................................................................................	$36	$33
Deferred tax liability .......................................................................................................................	(2)	(1)
Total ...................................................................................................................................................	$34	$32

Comprising: ......................................................................................................................................
Losses carried forward .................................................................................................................	71	55
Allowance for credit losses ..........................................................................................................	12	19
Intangible assets .............................................................................................................................	(78)	(57)
Other ..................................................................................................................................................	30	15
Total ...................................................................................................................................................	$34	$32
Deferred tax assets attributable to carryforward of unused tax losses or other deductible temporary differences are recognized only to the extent that it is probable that future taxable profits will be available against which the unused tax losses and unused tax credits can be utilized.
During 2025, 2024 and 2023, deferred tax assets and liabilities have been recognized resulting in a $6 million, $8 million and $73 million benefit in the consolidated statements of profit or loss, respectively.
Deferred tax assets have been recognized where the recognition criteria are met, of which $5 million,
$6 million and $72 million are in respect of tax losses for 2025, 2024 and 2023, respectively. The gross deferred tax assets and liabilities have been set off on the balance sheet to the extent the requirements for netting are met.
Tax losses carried forward in the Group for which tax assets are not recognized in the balance sheet amount to $2.1 billion and $1.4 billion gross for the years ending December 31, 2025 and 2024, respectively.
These carry forward tax losses primarily originated in Sweden and Germany, and there are no time restrictions on the use of these losses. Other deductible temporary differences which have not been recognized amount to $163 million and $0 million gross for the years ending December 31, 2025 and 2024, respectively. Deferred tax assets have not been recognized in respect of these temporary differences as they have not been assessed as likely to offset taxable profits elsewhere in the Group under the IAS 12 recognition criteria.
The Group has applied the exception, mandated by an amendment to IAS 12, to recognizing and disclosing information about deferred tax assets and liabilities related to Pillar Two income taxes.